Installment Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	¥ 211,379	¥ 188,294	¥ 205,734
Loans held for sale in installment loans	105,720	111,527
Loans held for sale measured at fair value	78,020	97,694
Installment loans	4,173,582	4,081,019
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	16,214	21,389
Fair value at the acquisition date of purchased loans acquired during the period	¥ 10,818	¥ 5,264